CURRENT AND DEFERRED INCOME TAX - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 36,079	$ 39,322
Net deferred tax liabilities	(163,831)	(139,708)
Deferred tax assets	63	7,523
Deferred tax liabilities	(127,815)	(107,909)
Deferred income tax liabilities, net	(127,752)	(100,386)
Marketable securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	0	1,038
Net deferred tax liabilities	(4,118)	0
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	2,241	0
Net deferred tax liabilities	(4,138)	(3,511)
Reclamation and closure cost provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	4,760	3,354
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(98,438)	(92,686)
Convertible notes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(15,046)	(2,236)
Mining and foreign withholding tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(40,462)	(41,143)
Deductibility of other taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	9,242	9,445
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	9,917	10,124
Net deferred tax liabilities	(1,629)	(132)
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	26,160	23,961
Tax loss carry forwards and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 9,919	$ 15,361